Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions With Related Parties [Abstract]
Related Party Management Fees

	Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Management fees	$499	$520	$489